Share capital (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of share capital

	January 31, 2019	January 31, 2018
	£000	£000
Allotted, called up and fully paid
160,389,881 (2018: 73,563,624) Ordinary Shares of 1p each	1,604	736

Reconciliation of share capital and share premiums
Changes to the number of ordinary shares in issue have been as follows:

	Number of shares	Total nominal value £000	Total share premium £000	Total consideration £000
At February 1, 2017	61,841,566	618	46,420	47,038
New share capital issued (net of transaction costs)	8,389,250	84	13,419	13,503
Issue of ordinary shares as consideration for a business combination (1)	2,934,272	30	—	30
New share capital issued from exercise of warrants	50,000	1	9	10
Share options exercised	348,536	3	389	392
At January 31, 2018	73,563,624	736	60,237	60,973

At February 1, 2018	73,563,624	736	60,237	60,973
New share capital issued (net of transaction costs)	86,458,333	864	32,471	33,335
Share options exercised	367,924	4	98	102
At January 31, 2019	160,389,881	1,604	92,806	94,410

(1)
The difference between the nominal value of the share capital acquired in Discuva Limited and fair value of shares issued in the business combination using the acquisition method of accounting was recognized as part of the Group's merger reserve arising as a result of certain requirements in the United Kingdom.

Detailed disclosure about share capital, options exercised
During the year to January 31, 2019, the following exercises of share options and restricted stock units took place:

Date	Number of options exercised
March 16, 2018	4,216
April 18, 2018	38,850
April 23, 2018	48,981
July 18, 2018	136,991
October 24, 2018	138,886
367,924